15. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
15. SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

On February 20, 2015, the Company issued 25,000 shares of its common stock and warrants to purchase 25,000 shares of common stock to an investor for $100,000. The warrant exercise price was $5.00 per share. The warrants expire on February 24, 2018.